Income Taxes - Additional Information (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Mar. 31, 2013
Income Taxes [Line Items]
National corporation tax	26.00%	28.00%	28.00%
Inhabitant tax	5.00%	5.00%	5.00%
Deductible enterprise tax	8.00%	8.00%	8.00%
Statutory income tax rate	35.90%	38.30%	38.30%
Percentage of deductible limit of tax carried forward in taxable income	80.00%
Decrease in provision for income taxes	¥ 14,098
Increases in the valuation allowance	1,819
Net changes in total valuation allowance	19,945	¥ 11,739	¥ (5,307)
Increase in valuation allowance	5,447	1,308	1,983
Decrease in valuation allowance	8,364	¥ 3,216	¥ 6,732
Net operating loss carryforwards	¥ 532,573
Before Amendment
Income Taxes [Line Items]
Tax loss carry-forward, period	9 years
Fiscal Years beginning April 1 ,2014
Income Taxes [Line Items]
Statutory income tax rate	38.30%
From fiscal year beginning on April 1, 2015
Income Taxes [Line Items]
Statutory income tax rate	33.50%
Percentage of deductible limit of tax carried forward in taxable income	65.00%
From fiscal years beginning on April 1, 2016
Income Taxes [Line Items]
Statutory income tax rate	32.90%
Percentage of deductible limit of tax carried forward in taxable income	65.00%
Fiscal years beginning on April 1, 2017
Income Taxes [Line Items]
Percentage of deductible limit of tax carried forward in taxable income	50.00%
Fiscal years beginning on April 1, 2017 | Amended
Income Taxes [Line Items]
Tax loss carry-forward, period	10 years